Capital and share premium	6 Months Ended
Jun. 30, 2023
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Capital and share premium
2.5.12	Capital and share premium

	As at June 30,	As at December 31,
(€‘000)	2023	2022
Capital	78 585	78 585
Share premium	6 317	6 317
Other reserves	35 242	34 800
Capital reduction reserve	234 562	234 562
Accumulated deficit	(353 687)	(349 947)

Total number of issued and outstanding shares	22 593 956	22 593 956

As of June 30, 2023, share capital amounted to €78.6 million represented by 22,593,956 ordinary shares with no nominal value and a par value of €3.48 per share. This balance does not include the outstanding warrants issued by the Group and granted to certain directors, employees and non-employees
of the Group.
As of June 30, 2023, all shares issued have been fully paid.
Capital reduction reserve
Pursuant to Belgian law (“BCCA”), the calculation of amounts available for distribution to shareholders, as dividends or otherwise, must be determined on the basis of our standalone non-consolidated
statutory financial statements of Celyad Oncology SA prepared under Belgian GAAP, and not on the basis of IFRS consolidated financial statements. In addition, under the BCCA, the Company may declare or pay dividends only if, following the declaration and issuance of the dividends, the amount of the Company’s net assets on the date of the closing of the last financial year according to the Company’s statutory annual accounts (i.e., the amount of the assets as shown in the balance sheet, decreased with provisions and liabilities, all as prepared in accordance with Belgian accounting rules), decreased with the non-amortized
costs of incorporation and expansion and the
non-amortized
costs for research and development, does not fall below the amount of the paid-up
capital (or, if higher, the called capital), increased by the amount of non-distributable
reserves. Finally, prior to distributing dividends, the Company must allocate at least 5% of the annual net profits (under the Company’s non-consolidated
statutory accounts prepared in accordance with Belgian accounting rules) to a legal reserve, until the reserve amounts to 10% of the Company’s share capital.
In addition to the above test, the Company must also meet a liquidity test in order to be able to declare and/or distribute dividends.
From inception to June 30, 2023, the shareholders, in accordance with Belgian Companies and Associations Code, had approved the absorption of
€234.6
million of accounting losses into share premium. As a result, share premium has been reduced by a cumulative amount of €234.6
million against capital reduction reserve. These transactions have no impact on the total equity, comprehensive income (loss), assets (including cash) nor liabilities.